CONTINGENCIES (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 26, 2022	Aug. 31, 2022	Aug. 31, 2021
Disclosure of contingent liabilities [line items]
Net recovery from legal proceedings		$ (310)
Other current provisions		2,560	$ 2,750
Payments		(412)	0
Increase in existing provisions, other provisions		222	2,750
Income from reimbursements under insurance policies		532
Legal proceedings provision expense		(310)	2,750
NS Claim
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	$ 2,310
Net recovery from legal proceedings	$ 532
Alberta Claim
Disclosure of contingent liabilities [line items]
Balance		$ 0	$ 0